Consultancy and Professional Fees (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Consultancy and Professional Fees [Abstract]
Schedule of consultancy and professional fees
	2021	2020
	USD	USD

Consultancy fees	3,583,286	85,241
Audit fees	1,399,593	40,513
Legal Fees	1,137,615	105,615
	6,120,494	231,369